Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	$ 24,058	$ 27,333
Liability Derivatives	[2]	4,724	10,068
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	499	204
Liability Derivatives	[2]	710	487
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	13,719	16,475
Liability Derivatives	[2]	2,926	7,802
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	499	204
Liability Derivatives	[2]	710	487
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	10,339	10,858
Liability Derivatives	[2]	$ 1,798	$ 2,266

[1]	(*) Presented as part of other receivables and long-term other receivables.
[2]	(**) Presented as part of other payables and long-term other payables.